Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	cit_SupplementTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated October 31, 2013 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, C and Class I and R dated March 1, 2013,

as previously amended on August 5, 2013

The table captioned “Average Annual Total Returns for the Periods Ended 12.31.12” for the Calamos High Income Fund on Page 50 of the Class A, B and C Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.2.99
Load Adjusted Return Before Taxes		5.99%	5.35%	7.74%	6.58%
Load Adjusted Return After Taxes on Distributions		3.72%	3.11%	5.30%	4.18%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		4.13%	3.29%	5.29%	4.22%
Class B	12.21.00
Load Adjusted Return Before Taxes		5.45%	5.27%	7.61%	7.46%
Class C	12.21.00
Load Adjusted Return Before Taxes		9.46%	5.59%	7.47%	7.20%
BofA Merrill Lynch BB-B US High Yield Constrained Index		14.59%	9.10%	9.30%	7.10%
Credit Suisse High Yield Index		14.72%	9.53%	10.25%	7.84%

The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

The table captioned “Average Annual Total Returns for the Periods Ended 12.31.12” for the Calamos High Income Fund on page 50 of the Class I and R Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	3.1.02
Load Adjusted Return Before Taxes		11.50%	6.65%	8.55%	7.83%
Load Adjusted Return After Taxes on Distributions		9.02%	4.30%	6.00%	5.31%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		7.72%	4.34%	5.94%	5.29%
Class R	3.1.07
Load Adjusted Return Before Taxes		10.98%	6.12%	—	5.64%
BofA Merrill Lynch BB-B US High Yield Constrained Index		14.59%	9.10%	9.30%	8.68%
Credit Suisse High Yield Index		14.72%	9.53%	10.25%	9.70%

The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

(Class A, B and C) | Calamos High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit_SupplementTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated October 31, 2013 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, C and Class I and R dated March 1, 2013,

as previously amended on August 5, 2013

The table captioned “Average Annual Total Returns for the Periods Ended 12.31.12” for the Calamos High Income Fund on Page 50 of the Class A, B and C Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.2.99
Load Adjusted Return Before Taxes		5.99%	5.35%	7.74%	6.58%
Load Adjusted Return After Taxes on Distributions		3.72%	3.11%	5.30%	4.18%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		4.13%	3.29%	5.29%	4.22%
Class B	12.21.00
Load Adjusted Return Before Taxes		5.45%	5.27%	7.61%	7.46%
Class C	12.21.00
Load Adjusted Return Before Taxes		9.46%	5.59%	7.47%	7.20%
BofA Merrill Lynch BB-B US High Yield Constrained Index		14.59%	9.10%	9.30%	7.10%
Credit Suisse High Yield Index		14.72%	9.53%	10.25%	7.84%

The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12
(Class A, B and C) | Calamos High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	5.99%
FIVE YEAR	rr_AverageAnnualReturnYear05	5.35%
TEN YEAR	rr_AverageAnnualReturnYear10	7.74%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.58%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
(Class A, B and C) | Calamos High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	5.45%
FIVE YEAR	rr_AverageAnnualReturnYear05	5.27%
TEN YEAR	rr_AverageAnnualReturnYear10	7.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.46%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2000
(Class A, B and C) | Calamos High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	9.46%
FIVE YEAR	rr_AverageAnnualReturnYear05	5.59%
TEN YEAR	rr_AverageAnnualReturnYear10	7.47%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.20%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2000
(Class A, B and C) | Calamos High Income Fund | Load Adjusted Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	3.72%
FIVE YEAR	rr_AverageAnnualReturnYear05	3.11%
TEN YEAR	rr_AverageAnnualReturnYear10	5.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.18%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
(Class A, B and C) | Calamos High Income Fund | Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	4.13%
FIVE YEAR	rr_AverageAnnualReturnYear05	3.29%
TEN YEAR	rr_AverageAnnualReturnYear10	5.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.22%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
(Class A, B and C) | Calamos High Income Fund | BofA Merrill Lynch BB-B US High Yield Constrained Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	14.59%
FIVE YEAR	rr_AverageAnnualReturnYear05	9.10%
TEN YEAR	rr_AverageAnnualReturnYear10	9.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.10%
(Class A, B and C) | Calamos High Income Fund | Credit Suisse High Yield Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	14.72%
FIVE YEAR	rr_AverageAnnualReturnYear05	9.53%
TEN YEAR	rr_AverageAnnualReturnYear10	10.25%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.84%
(Class I and R) | Calamos High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit_SupplementTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated October 31, 2013 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class I and R dated March 1, 2013,

as previously amended on August 5, 2013

The table captioned “Average Annual Total Returns for the Periods Ended 12.31.12” for the Calamos High Income Fund on page 50 of the Class I and R Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	3.1.02
Load Adjusted Return Before Taxes		11.50%	6.65%	8.55%	7.83%
Load Adjusted Return After Taxes on Distributions		9.02%	4.30%	6.00%	5.31%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		7.72%	4.34%	5.94%	5.29%
Class R	3.1.07
Load Adjusted Return Before Taxes		10.98%	6.12%	—	5.64%
BofA Merrill Lynch BB-B US High Yield Constrained Index		14.59%	9.10%	9.30%	8.68%
Credit Suisse High Yield Index		14.72%	9.53%	10.25%	9.70%

The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12
(Class I and R) | Calamos High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	11.50%
FIVE YEAR	rr_AverageAnnualReturnYear05	6.65%
TEN YEAR	rr_AverageAnnualReturnYear10	8.55%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.83%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
(Class I and R) | Calamos High Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	10.98%
FIVE YEAR	rr_AverageAnnualReturnYear05	6.12%
TEN YEAR	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.64%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Class I and R) | Calamos High Income Fund | Load Adjusted Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	9.02%
FIVE YEAR	rr_AverageAnnualReturnYear05	4.30%
TEN YEAR	rr_AverageAnnualReturnYear10	6.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.31%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
(Class I and R) | Calamos High Income Fund | Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	7.72%
FIVE YEAR	rr_AverageAnnualReturnYear05	4.34%
TEN YEAR	rr_AverageAnnualReturnYear10	5.94%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.29%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
(Class I and R) | Calamos High Income Fund | BofA Merrill Lynch BB-B US High Yield Constrained Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	14.59%
FIVE YEAR	rr_AverageAnnualReturnYear05	9.10%
TEN YEAR	rr_AverageAnnualReturnYear10	9.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.68%
(Class I and R) | Calamos High Income Fund | Credit Suisse High Yield Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	14.72%
FIVE YEAR	rr_AverageAnnualReturnYear05	9.53%
TEN YEAR	rr_AverageAnnualReturnYear10	10.25%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.70%